CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2013
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
REVENUE	$ 90,011	$ 123,877
Cost of sales	79,348	104,376
Gross profit	10,663	19,501
EXPENSES
Research and development	19,948	34,020
Selling and marketing	13,201	16,088
General and administrative	17,087	26,601
TOTAL EXPENSES	50,236	76,709
Loss before amortization of intangible assets and other items	(39,573)	(57,208)
Amortization of intangible assets	(1,900)	(3,748)
Accretion expense	(222)	(124)
Restructuring expense		(2,085)
Interest expense	(1,750)	(1,662)
Impairment of intangible assets		(13,812)
Warrant issuance expenses	(662)
Gain on change in estimate	2,759	6,958
Gain on contract amendment	5,702
Gain on purchase of business		19,397
Fair value adjustment-warrant liability	3,235
Loss on sale of assets		(2,827)
Foreign exchange (loss) gain	(1,530)	23
Loss before income taxes	(33,941)	(55,088)
Income tax expense (recovery)	398	(81)
Net Loss	(34,339)	(55,007)
Net Loss Attributable to Non-Controlling Interest	97	258
Net Loss applicable to shareholders	$ (34,242)	$ (54,749)
Net loss per share
Basic	$ (0.83)	$ (1.46)
Diluted	$ (0.83)	$ (1.46)
Weighted Average Shares Outstanding
Basic	41,438,383	37,495,818
Diluted	41,438,383	37,495,818